Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
12	Income taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s BVI incorporated subsidiary are not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, the subsidiary in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires.

The VIE in the PRC was recognized as a qualified HNTE under the EIT Law by relevant government authorities in 2016. It was entitled to the preferential rate of 15% for 2017 and 2018.

The WFOE in the PRC is subject to the 25% EIT rate.

The Company’s profit/(loss) before income taxes consists of:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cayman Islands	(3,214)	(10,584)	6,622	964
British Virgin Islands	(4)	(2)	(25)	(4)
Hong Kong	563	(34)	208	30
China	(54,817)	(83,651)	(72,972)	(10,613)
Total loss before income taxes	(57,472)	(94,271)	(66,167)	(9,623)

12	Income taxes (continued)

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax expense	—	—	(35)	(5)
Deferred tax (expense)/benefit	(3,910)	3,980	5	1
Total income tax (expense)/benefit	(3,910)	3,980	(30)	(4)

Reconciliation between expenses of income taxes

Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Loss before income tax	(94,271)	(66,167)	(9,623)
Income tax expense computed at PRC statutory rate (25%)	(23,569)	(16,542)	(2,408)
International tax rate differential	2,650	(1,668)	(243)
Preferential tax rate	4,004	6,397	930
Deferred tax items tax rate differential	(4,951)	(6,390)	(929)
Research and development super-deduction	(7,787)	(21,559)	(3,134)
Non-deductible expenses	1,482	5,701	829
Outside basis differences	(7,475)	—	—
Deferred tax expense	—	4,073	592
Changes in valuation allowance	31,666	30,018	4,367
Income tax expense/(benefit)	(3,980)	30	4

12	Income taxes (continued)

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets, net
Provision for doubtful debts	866	2,463	358
Accrued expense	231	3,737	543
Net operating loss carry forward	54,079	78,985	11,489
Government grant related to assets	69	54	8
Fixed assets depreciation	—	14	2
Estimated liabilities	—	10	2
Valuation allowance	(55,245)	(85,263)	(12,401)
Total deferred tax assets, net	—	—	—
Deferred tax liabilities
Fixed assets depreciation	5	—	—
Total deferred tax liabilities	5	—	—

The Company operates through its WFOE and VIE and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2017 and 2018. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Company had deferred tax assets related to net operating loss carry forwards of RMB54,079 and RMB78,985 (US$11,489) from its WFOE and the VIE in China, which can be carried forward to offset taxable income. The net operating loss of WOFE and VIE will expire in years 2019 to 2023 and 2019 to 2028 if not utilized, respectively.

The Company did not record any dividend withholding tax, as there were no undistributed earnings arising from the WFOE noted as of December 31, 2017 and 2018.

As of December 31, 2017 and 2018, the Company concluded that there was no significant tax uncertainties in its consolidated financial results. The Company did not record any interest and penalties related to an uncertain tax position for each of the year ended December 31, 2017 and 2018. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiary and the VIE. Accordingly, the PRC tax filings from 2013 through 2018 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.